LOANS - Past Due Financing Receivables (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
30-59 Days Past Due
Total	$ 38,213,637	$ 21,692,714
60-89 Days Past Due
Total	22,701,774	13,846,295
90 Days or More Past Due
Total	42,161,150	26,940,077
Total Past Due Loans
Total	103,076,561	62,479,086
Live Check Loans
Total	147,100,000
Live Check Loans | 30-59 Days Past Due
Total	6,216,951	2,752,871
Live Check Loans | 60-89 Days Past Due
Total	4,523,944	2,446,703
Live Check Loans | 90 Days or More Past Due
Total	8,232,387	3,597,241
Live Check Loans | Total Past Due Loans
Total	18,973,282	8,796,815
Premier Loans
Total	107,300,000
Premier Loans | 30-59 Days Past Due
Total	2,164,484	915,525
Premier Loans | 60-89 Days Past Due
Total	1,301,917	554,662
Premier Loans | 90 Days or More Past Due
Total	2,415,621	1,260,027
Premier Loans | Total Past Due Loans
Total	5,882,022	2,730,215
Other Consumer Loans
Total	655,100,000
Other Consumer Loans | 30-59 Days Past Due
Total	24,681,141	15,190,957
Other Consumer Loans | 60-89 Days Past Due
Total	14,373,393	9,270,399
Other Consumer Loans | 90 Days or More Past Due
Total	26,817,773	18,579,878
Other Consumer Loans | Total Past Due Loans
Total	65,872,307	43,041,233
Real Estate Loans
Total	36,600,000
Real Estate Loans | 30-59 Days Past Due
Total	894,141	656,780
Real Estate Loans | 60-89 Days Past Due
Total	436,415	440,155
Real Estate Loans | 90 Days or More Past Due
Total	1,379,878	1,117,924
Real Estate Loans | Total Past Due Loans
Total	2,710,434	2,214,859
Sales Finance Contracts
Total	145,700,000
Sales Finance Contracts | 30-59 Days Past Due
Total	4,256,920	2,176,581
Sales Finance Contracts | 60-89 Days Past Due
Total	2,066,105	1,134,376
Sales Finance Contracts | 90 Days or More Past Due
Total	3,315,491	2,385,007
Sales Finance Contracts | Total Past Due Loans
Total	$ 9,638,516	$ 5,695,964